Property and Equipment - Summary of Property and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Cost	$ 1,707	$ 1,883
Accumulated Depreciation	1,449	1,281
Net Book Value	258	602
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	657	628
Accumulated Depreciation	567	490
Net Book Value	90	138
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Cost	172	172
Accumulated Depreciation	167	163
Net Book Value	5	9
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost		218
Accumulated Depreciation		1
Net Book Value		217
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	262	257
Accumulated Depreciation	167	99
Net Book Value	95	158
Computer software [Member]
Property, Plant and Equipment [Line Items]
Cost	502	494
Accumulated Depreciation	439	425
Net Book Value	63	69
Equipment under capital lease [Member]
Property, Plant and Equipment [Line Items]
Cost	114	114
Accumulated Depreciation	109	103
Net Book Value	$ 5	$ 11